PARTNERS' CAPITAL AND MEMBERSHIP INTERESTS (Tables)	12 Months Ended
Dec. 31, 2013
Business Acquisition [Line Items]
Schedule of Partner Units Activity
A rollforward of the number of common limited partner, subordinated limited partner and general partner units follows.

	Common	Subordinated	General partner	Total
Units, January 1, 2012	—	—	—	—
Units issued to the public in connection with the IPO	14,380,000	—	—	14,380,000
Units issued to affiliates in connection with the IPO	10,029,850	24,409,850	996,320	35,436,020
Units issued	2,577	—	—	2,577
Units, December 31, 2012	24,412,427	24,409,850	996,320	49,818,597
Units issued to affiliates in connection with the Bison Drop Down	1,553,849	—	31,711	1,585,560
Units issued to affiliates in connection with the Mountaineer Acquisition	3,107,698	—	63,422	3,171,120
Units issued	5,892	—	—	5,892
Units, December 31, 2013	29,079,866	24,409,850	1,091,453	54,581,169

Schedule of partnership target distributions

	Total quarterly distribution per unit target amount	Marginal percentage interest in distributions
		Unitholders	General partner
Minimum quarterly distribution	$0.40	98.0%	2.0%
First target distribution	$0.40 up to $0.46	98.0%	2.0%
Second target distribution	above $0.46 up to $0.50	85.0%	15.0%
Third target distribution	above $0.50 up to $0.60	75.0%	25.0%
Thereafter	above $0.60	50.0%	50.0%

Details of Cash Distributions
Details of cash distributions declared follow.

Attributable to the quarter ended	Payment date	Per-unit distribution	Cash paid (or payable) to common unitholders	Cash paid (or payable) to subordinated unitholders	Cash paid (or payable) to general partner (1)	Total distribution
		(Dollars in thousands, except per-unit amounts)
December 31, 2012	February 14, 2013	$0.4100	$10,009	$10,008	$408	$20,425
March 31, 2013	May 15, 2013	0.4200	10,253	10,252	418	20,923
June 30, 2013	August 14, 2013	0.4350	12,647	10,618	475	23,740
September 30, 2013	November 14, 2013	0.4600	13,377	11,229	502	25,108
December 31, 2013	February 14, 2014	0.4800	13,958	11,717	691	26,366
__________
(1) Distributions attributable to the quarter ended December 31, 2013 include payments associated with the general partner's IDRs, which totaled $163,000. Our general partner was not entitled to receive incentive distributions for periods prior to the fourth quarter of 2013 based on the amount of the distributions declared per common and subordinated unit.

Bison Midstream
Business Acquisition [Line Items]
Schedule of Business Acquisition
In exchange for its $305.4 million net investment in Bison Midstream, SMLP paid SMP Holdings and the general partner total cash and unit consideration of $248.9 million. As a result of the contribution of net assets in excess of consideration, SMLP recognized a capital contribution from SMP Holdings. The details of total cash and unit consideration as well as the calculation of the capital contribution and its allocation to partners' capital follow (dollars in thousands).

SMP Holdings' net investment in Bison Midstream		$305,449
Aggregate cash paid to SMP Holdings	$200,000
Issuance of 1,553,849 SMLP common units to SMP Holdings	47,936
Issuance of 31,711 SMLP general partner units to the general partner	978
Total consideration		248,914
SMP Holdings' contribution of net assets in excess of consideration		$56,535

Allocation of capital contribution:
General partner interest	$1,131
Common limited partner interest	28,558
Subordinated limited partner interest	26,846
Partners' capital allocation		$56,535
The fair values of the assets acquired and liabilities assumed as of February 15, 2013, were as follows (in thousands):

Purchase price assigned to Bison Gas Gathering system		$303,168
Current assets	$5,705
Property, plant, and equipment	85,477
Intangible assets	164,502
Other noncurrent assets	2,187
Total assets acquired	257,871
Current liabilities	6,112
Other noncurrent liabilities	2,790
Total liabilities assumed	$8,902
Net identifiable assets acquired		248,969
Goodwill		$54,199

Mountaineer Midstream
Business Acquisition [Line Items]
Schedule of Business Acquisition
The allocation and valuation of units issued to SMP Holdings and the general partner to partially fund the Mountaineer Acquisition follow (dollars in thousands).

Issuance of 3,107,698 SMLP common units to SMP Holdings	$98,000
Issuance of 63,422 SMLP general partner units to the general partner	2,000
Issuance of units in connection with the Mountaineer Acquisition	$100,000
The final fair values of the assets acquired and liabilities assumed as of June 21, 2013, were as follows (in thousands):

Purchase price assigned to Mountaineer Midstream		$210,000
Property, plant, and equipment	$163,661
Gas gathering agreement contract intangibles	24,019
Rights-of-way	6,109
Total assets acquired	193,789
Total liabilities assumed	$—
Net identifiable assets acquired		193,789
Goodwill		$16,211